Segmental analysis - Schedule of operating profit/(loss) by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,309	£ 1,985
Share of post-tax results of joint ventures and associates	57	71
Finance income	234	115
Finance costs	(916)	(800)
Profit before tax	684	1,371
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,294	2,016
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	15	(31)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	642	838
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	759	472
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	(213)	443
Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	87	(47)
Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(50)	8
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	145	310
Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(61)	(39)
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,210	1,902
Share of post-tax results of joint ventures and associates	60	59
Finance income	231	123
Finance costs	(901)	(834)
Profit before tax	600	1,250
Before exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,173	1,956
Before exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	37	(54)
Before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	642	839
Before exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	764	476
Before exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	(364)	443
Before exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	89	(32)
Before exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(30)	(30)
Before exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	147	219
Before exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(38)	(13)
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	99	83
Share of post-tax results of joint ventures and associates	(3)	12
Finance income	3	(8)
Finance costs	(15)	34
Profit before tax	84	121
Exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	121	60
Exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	(22)	23
Exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	(1)
Exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	(5)	(4)
Exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	151	0
Exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	(2)	(15)
Exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(20)	38
Exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	(2)	91
Exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ (23)	£ (26)